Operating Segment Information - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) Segment	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of reportable segment | Segment	1	1
Property and equipment, net	$ 50,549	$ 33,985	$ 38,000	$ 39,405